Going Concern (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Accumulated deficit	$ 13,131,356	$ 11,660,455	$ 8,625,412
Convertible debt, net	562,495	532,616	419,568
Total stockholders' deficit	$ 1,912,517	$ 612,716	$ 640,487